Property, Plant and Equipment, Net - Schedule of Roll Forward of Property Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Beginning balance			$ 153,303	$ 118,656	$ 118,656	$ 118,299
Acquisitions					82,032	52,626
Purchase price allocation adjustment					1,170
Disposals					(2,114)	(4,909)
Reclassification to investment property					(5,080)
Effect of Foreign currency translation					(42,642)	(30,390)
Ending Balance	$ 181,992		181,992		153,303	118,656
Beginning Balance			(33,018)	(31,646)	(31,646)	(30,919)
Depreciation Expense	(3,009)	$ (2,234)	(5,685)	$ (4,216)	(9,906)	(7,531)
Disposals					19
Reclassification to investment property					161
Effect of Foreign Currency Translation					8,354	6,804
Ending balance	(42,608)		(42,608)		(33,018)	(31,646)
Property, plant and Equipment, Net	$ 157,422		$ 157,422		$ 135,974	$ 103,980